N-2	12 Months Ended
Oct. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001061353
Amendment Flag	false
Document Type	N-CSR/A
Entity Registrant Name	CREDIT SUISSE HIGH YIELD BOND FUND